Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimated Fair Value, Due in one year or less	$ 1,887
Estimated Fair Value, Due from one to five years	18,343
Estimated Fair Value, Due from five to ten years	26,822
Estimated Fair Value, Due over ten years	46,929
Estimated Fair Value, Total	194,296	187,475
Tax-Equivalent Yield, Due in one year or less	7.06%
Tax-Equivalent Yield, Due from one to five years	3.16%
Tax-Equivalent Yield, Due from five to ten years	4.55%
Tax-Equivalent Yield, Due over ten years	4.70%
Tax-Equivalent Yield, Total	3.56%
Collateralized Mortgage Backed Securities [Member]
Estimated Fair Value, Total	$ 100,315	$ 99,914
Tax-Equivalent Yield, Total	2.76%